Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 16 – EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods indicated:

	For the years ended June 30,
	2020	2019	2018

Basic earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares	$2,938,239	$(3,269,776)	$2,434,463
Denominator:
Weighted average common shares outstanding	14,689,224	13,843,764	11,517,123
Basic earnings (loss) per share attributable to common shares	$0.20	$(0.24)	$0.21
Diluted earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares for calculating diluted earnings per share	$2,938,239	$(3,269,776)	$2,434,463
Denominator:
Weighted average common shares outstanding	14,689,224	13,843,764	11,517,123
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	119,244
RSUs	3,075	-	-
Shares used in computing diluted earnings per share attributable to common shares	14,692,299	13,843,764	11,636,367
Diluted earnings (loss) per share attributable to common shares	$0.20	$(0.24)	$0.21

For the year ended June 30, 2020, warrants and options were out-of-the-money with no dilutive effect. For the year ended June 30, 2019, warrants, RSUs and options were excluded from the computation of diluted loss per share as the effects were antidilutive. For the year ended June 30, 2018, there were no RSUs or options issued and outstanding.